Stock-Based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025
Stock-Based Compensation Plans
Number of Stock Options Outstanding (in shares), Beginning			1,501,901
Weighted-Average Exercise Price (in dollars per share), Beginning			$ 61.06
Weighted-Average Remaining Contractual Life (years)			4 years 2 months 12 days		3 years 9 months 18 days
Aggregate Intrinsic Value	$ 53.4		$ 53.4		$ 91.6
Granted, shares (in shares)	50,750	357	382,191	276,361
Granted, weighted-average exercise price (in dollars per share)			$ 101.2
Exercised, shares (in shares)			(204,845)
Exercised, weighted-average exercise price (in dollars per share)			$ 40.57
Forfeited, shares (in shares)			(61,292)
Forfeited, weighted-average exercise price (in dollars per share)			$ 77.35
Expired, shares (in shares)			(151)
Expired, weighted-average exercise price (in dollars per share)			$ 77.12
Number of Stock Options Outstanding (in shares), Ending	1,617,804		1,617,804		1,501,901
Weighted-Average Exercise Price (in dollars per share), Ending	$ 71.73		$ 71.73		$ 61.06
Vested or expected to vest, shares (in shares)	1,617,804		1,617,804
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 71.73		$ 71.73
Vested or expected to vest, weighted-average remaining contractual life (Year)			4 years 2 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 53.4		$ 53.4
Exercisable, shares (in shares)	903,025		903,025
Exercisable, weighted-average exercise price (in dollars per share)	$ 57.02		$ 57.02
Exercisable, weighted-average remaining contractual life (Year)			2 years 10 months 24 days
Exercisable, aggregate intrinsic value	$ 43.1		$ 43.1